Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	SEI ASSET ALLOCATION TRUST
Central Index Key	0001003632
Amendment Flag	false
Document Creation Date	Aug. 03, 2015
Document Effective Date	Aug. 03, 2015
Prospectus Date	Jul. 31, 2015